Other finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Other finance costs
Schedule of detailed information about other finance costs

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest on bank loans (Note 21(c))	—	525	4,182
Interest on lease liabilities (Note 21(c))	2,853	2,276	2,745
Changes in the carrying amount of put option liabilities (Note 21(c))	637	650	2,201
	3,490	3,451	9,128